Leases - Operating Lease Right of Use Assets (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Operating Right of Use Asset Gross		$ 6,109
Accumulated Amortization		(130)
Operating Right of Use Asset, Net of Amortization	$ 0	5,979
Hotel | Chicago, Illinois
Operating Leased Assets [Line Items]
Operating Right of Use Asset Gross		6,109
Accumulated Amortization		(130)
Operating Right of Use Asset, Net of Amortization		$ 5,979